Subsequent event	12 Months Ended
Mar. 31, 2019
Subsequent event
Subsequent event

45.  Subsequent event

Ebix Merger Agreement

On July 16, 2019, the Company entered into a Merger Agreement (the "Merger Agreement") with Ebix, Inc., a Delaware corporation ("Ebix"), and EbixCash Travels Inc., a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of Ebix ("Merger Sub"). Pursuant to the Merger Agreement, Merger Sub will be merged with and into the Company, the separate existence of Merger Sub will cease and we will continue as the surviving company and as a direct, wholly-owned subsidiary of Ebix (the "Merger"). The Merger is intended to qualify as a tax-free reorganization within the meaning of Section 368(a)(1) of the US Internal Revenue Code of 1986, as amended.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the "Effective Time"):

•

All of the issued and outstanding Ordinary Shares, Class A Shares and Yatra USA Class F Shares (each as defined in the Merger Agreement), will be cancelled and converted into the right to receive 0.005 (the "Exchange Ratio") of a share of Ebix's Series Y Convertible Preferred Stock, par value $0.10 per share (the "Ebix Preferred Stock");

•	Each Class F Share (as defined in the Merger Agreement) that is issued and outstanding will be cancelled and converted into the right to receive 0.00000005 of a share of Ebix Preferred Stock;
•

Each Yatra India Share (as defined in the Merger Agreement) that is issued and outstanding will be cancelled and converted into the right to receive a specified number of shares of Ebix Preferred Stock, as set forth in the Merger Agreement;

•

Each option to purchase Ordinary Shares, whether vested or unvested, will be canceled and converted as of immediately prior to the Effective Time into the right to receive in respect of each Net Option Share (as defined in the Merger Agreement), if any, subject to such option, the merger consideration that would be received for one Ordinary Share;

•

Each of our restricted stock units, whether vested or unvested, will be cancelled and converted as of immediately prior to the Effective Time into the right to receive the merger consideration due an Ordinary Share; and

•

Each warrant to purchase Ordinary Shares ("Yatra Warrant"), to the extent not cancelled in as per the Merger Agreement, will be assumed by Ebix and become, as of the Effective Time, an option to purchase, on the same terms and conditions (including applicable vesting, exercise and expiration provisions) as applied to each such Yatra Warrant immediately prior to the Effective Time, shares of Ebix Preferred Stock (such option, an "Assumed Warrant"), except that (A) the number of shares of Ebix Preferred Stock, subject to such Assumed Warrant will be equal to the product of (x) the number of Ordinary Shares that were subject to such Yatra Warrant immediately prior to the Effective Time, multiplied by (y) the Exchange Ratio, and (B) the per-share exercise price will be equal to the quotient of (1) the exercise price per Ordinary Share at which such Yatra Warrant was exercisable immediately prior to the Effective Time, divided by (2) the Exchange Ratio.

Each share of Ebix Preferred Stock is convertible, at the option of the holder, into 20 shares of common stock of Ebix.

Our board of directors and the respective boards of directors of Merger Sub and Ebix have each approved the Merger Agreement, the Merger and the Plan of Merger. Our board of directors has also resolved to recommend that our shareholders adopt the Merger Agreement and the Plan of Merger. In addition, the board of directors of Ebix has approved the issuance of Ebix Preferred Stock in connection with the Merger.

Air Travel Bureau Limited (“ATB”) - Business Combination

On June 4, 2019, the Economic Offences Wing of the Delhi Police (the ‘‘EOW’’) registered a First Information Report to initiate an investigation of a criminal complaint (the ‘‘Complaint’’) previously filed with the EOW by Mr. Sunil Narain (the ‘‘Complainant’’), one of the Sellers. The Complaint alleged, among other things, cheating and criminal breach of trust in connection with Yatra India’s performance of its obligations under the Share Purchase Agreement, which Yatra India has denied in its initial response to the Complaint. The Complaint was originally filed against (i) Yatra India, (ii) certain officers and directors of our subsidiaries, including Yatra India, and (iii) a partner in Yatra India’s external auditing firm (the ‘‘Respondents’’, and together with the Complainant, the ‘‘Parties’’). As relief, the Complainant requested that appropriate action be taken in response to the alleged criminal acts, including, among other things, the registration of a First Information Report.

Separately, on May 30, 2019, Yatra India filed a petition with the High Court of Delhi seeking, among other things, interim relief against the Complainant. Based on the petition, on May 31, 2019, the High Court of Delhi issued an order granting certain interim relief to Yatra India referring the matter to arbitration and also appointing an arbitrator. The arbitration proceedings in the matter have commenced accordingly. Refer to Note 43.